Tangible Assets (Owned and Under Finance Leases) (Tables)	12 Months Ended
Dec. 31, 2017
Summary of Changes in Assets Held Under Finance Lease

The breakdown and movements are as follows:

	As of December 31, 2015	Addition	Depreciation	Impairment losses / Reversals	Disposals	Exchange Differences	Other changes	As of December 31, 2016
	(millions of euros)
Land	171	21		(2)		2	11	203
Buildings (civil and industrial)	444	87	(48)		(1)	4	23	509
Plant and equipment	10,909	2,113	(2,170)		(17)	457	417	11,709
Manufacturing and distribution equipment	41	11	(15)				1	38
Other	378	93	(157)		(5)	28	54	391
Construction in progress and advance payments	716	824		(1)	(1)	54	(495)	1,097

Total	12,659	3,149	(2,390)	(3)	(24)	545	11	13,947

	As of December 31, 2016	Addition	Depreciation	Impairment losses / Reversals	Disposals	Exchange Differences	Other changes	As of December 31, 2017
	(millions of euros)
Land	203	6				(2)	6	213
Buildings (civil and industrial)	509	10	(39)			(3)	11	488
Plant and equipment	11,709	2,601	(2,286)	(8)	(8)	(332)	373	12,049
Manufacturing and distribution equipment	38	12	(16)				2	36
Other	391	88	(159)		(2)	(18)	76	376
Construction in progress and advance payments	1,097	541		1	(1)	(41)	(543)	1,054

Total	13,947	3,258	(2,500)	(7)	(11)	(396)	(75)	14,216

Summary of Depreciation on Straight-line Basis Over the Estimated Useful Life of Assets

Depreciation for the years 2017, 2016 and 2015 was calculated on a straight-line basis over the estimated useful lives of the assets according to the following minimum and maximum rates:

Buildings (civil and industrial)	2%-5.55%
Plant and equipment	3%-50%
Manufacturing and distribution equipment	20%
Other	10%-50%

Summary of Gross Carrying Amount, Accumulated Impairment Losses and Accumulated Depreciation

The gross carrying amount, accumulated impairment losses and accumulated depreciation at December 31, 2017 and 2016 can be summarized as follows:

	As of December 31, 2016
	Gross carrying amount	Accumulated impairment losses	Accumulated depreciation	Net carrying amount
	(millions of euros)
Land	207	(4)		203
Buildings (civil and industrial)	1,705	(1)	(1,195)	509
Plant and equipment	69,372	(67)	(57,596)	11,709
Manufacturing and distribution equipment	304	(1)	(265)	38
Other	4,010	(2)	(3,617)	391
Construction in progress and advance payments	1,098	(1)		1,097

Total	76,696	(76)	(62,673)	13,947

	As of December 31, 2017
	Gross carrying amount	Accumulated impairment losses	Accumulated depreciation	Net carrying amount
	(millions of euros)
Land	218	(5)		213
Buildings (civil and industrial)	1,717		(1,229)	488
Plant and equipment	68,964	(62)	(56,853)	12,049
Manufacturing and distribution equipment	310	(1)	(273)	36
Other	3,988	(2)	(3,610)	376
Construction in progress and advance payments	1,054			1,054

Total	76,251	(70)	(61,965)	14,216

Assets held under finance lease [member]
Summary of Changes in Assets Held Under Finance Lease

Assets held under finance lease decreased by 82 million euros compared to December 31, 2016. The breakdown and movements are as follows:

	As of December 31, 2015	Addition	Change in finance lease contracts	Depreciation	Exchange Differences	Other changes	As of December 31, 2016
	(millions of euros)
Land	16						16
Buildings (civil and industrial)	1,880	23	70	(125)		(13)	1,835
Plant and equipment	284		28	(17)	69	1	365
Other	7		134	(16)			125
Construction in progress and advance payments	21	63				(12)	72

Total	2,208	86	232	(158)	69	(24)	2,413

	As of December 31, 2016	Addition	Change in finance lease contracts	Depreciation	Exchange differences	Other changes	As of December 31, 2017
	(millions of euros)
Land	16						16
Buildings (civil and industrial)	1,835	47	2	(130)		14	1,768
Plant and equipment	365	72	14	(21)	(43)	(34)	353
Other	125		52	(29)	(1)	(9)	138
Construction in progress and advance payments	72	32				(48)	56

Total	2,413	151	68	(180)	(44)	(77)	2,331

Summary of Gross Carrying Amount, Accumulated Impairment Losses and Accumulated Depreciation

The gross carrying amount, accumulated impairment losses and accumulated depreciation at December 31, 2017 and 2016 can be summarized as follows:

	As of December 31, 2016
	Gross carrying amount	Accumulated impairment losses	Accumulated depreciation	Net carrying amount
	(millions of euros)
Land	16			16
Buildings (civil and industrial)	3,330	(27)	(1,468)	1,835
Plant and equipment	394		(29)	365
Other	164		(39)	125
Construction in progress and advance payments	72			72

Total	3,976	(27)	(1,536)	2,413

	As of December 31, 2017
	Gross carrying amount	Accumulated impairment losses	Accumulated depreciation	Net carrying amount
	(millions of euros)
Land	16			16
Buildings (civil and industrial)	3,391	(27)	(1,596)	1,768
Plant and equipment	397		(44)	353
Other	200		(62)	138
Construction in progress and advance payments	56			56

Total	4,060	(27)	(1,702)	2,331

Summsry of Finance Lease Payments Due in Future Years and Present Value

At December 31, 2017 and 2016, finance lease payments due in future years and their present value are as follows:

	As of December 31,
	2017		2016
	Minimum lease payments	Present value of minimum lease payments	Minimum lease payments	Present value of minimum lease payments
	(millions of euros)
Within 1 year	271	234	298	230
From 2 to 5 years	1,031	691	1,088	707
Beyond 5 years	2,878	1,391	3,123	1,539

Total	4,180	2,316	4,509	2,476

	As of December 31,
	2017	2016
	(millions of euros)
Future net minimum lease payments	4,180	4,509
Interest portion	(1,864)	(2,033)

Present value of lease payments	2,316	2,476

Financial lease liabilities	2,430	2,636
Financial receivables for lease contracts	(114)	(160)

Total net finance lease liabilities	2,316	2,476